Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,587,449)	$ (1,010,697)	$ (4,978,095)	$ (14,913,016)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	320,528	4,126	5,332	2,639
Amortization of debt discount	2,916,917	161,154	1,052,523
Amortization of long-term license agreement	113,315	113,315	150,400
Amortization of intangible assets	213,182	256,509	239,315
Stock issued for services and compensation	2,676,439	8,333	109,240	6,846,059
Loan fees on new borrowings	841,139		704,397
Loss on spin-off of operations				1,118,609
Lease cost, net of repayment	5,833
Impairment	627,452
(Gain) loss on bargain purchase		(2,005,282)	(971,282)
(Gain) loss on deconsolidation	(53,739)
(Gain) loss on debt extinguishment	(1,725,384)	(19,387)	(19,387)	2,767,422
(Gain) loss on fair value of derivative liability	(504,635)		214,376
Realized (gain) loss on cryptocurrency	657	(16,363)	(16,241)	10,939
Unrealized (gain) loss on cryptocurrency	(8,445)	(95,810)	(106,488)	135,729
Changes in operating assets and liabilities:
Receivables	101,792	316,455	108,907	122,053
Prepaid assets	(313,347)	(4,762)	(4,055)
Short-term advances	(135,000)
Short-term advances from related parties	(7,000)	36,010	36,010	(36,510)
Other current assets	40,170	585,158	461,038	(627,038)
Deposits	(3,988)	(11,603)		1,500
Accounts payable and accrued liabilities	(284,836)	(1,375,229)	(1,314,971)	2,924,522
Payroll liabilities	(864,602)
Customer advance	342,205	265,000	265,000
Deferred revenue	(1,145,149)	181,255	1,016,385	422,369
Other liabilities	9,229,393
Accrued interest	180,026	26,000	59,345	74,953
Accrued interest, related parties	714,999	5,000	5,000	104,105
Net cash provided by (used in) operating activities	4,690,473	(2,580,818)	(2,983,251)	(1,045,665)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received in acquisition		3,740	3,740	3,550
Cash paid for fixed assets	(4,171,341)			(11,264)
Net cash provided by (used in) investing activities	(4,171,341)	3,740	3,740	(7,714)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	2,164,500	1,480,777	1,905,777	498,380
Repayments for related party payables	(1,754,500)	(996,169)	(1,367,168)	(1,316,500)
Proceeds from debt	2,177,452	1,955,000	4,115,961	1,675,000
Repayments for debt	(3,801,562)	(1,164,396)	(2,936,044)	(1,424,578)
Payments for share repurchase	(102)	(91,000)	(91,000)
Proceeds from the sale of stock	825,000			3,121,776
Payments for offering costs				(15,000)
Net cash provided by (used in) financing activities	(389,212)	1,184,212	1,627,526	2,539,078
Effect of exchange rate translation on cash	36	(4,251)	(5,057)	3,371
Net increase (decrease) in cash and cash equivalents	129,956	(1,397,117)	(1,357,042)	1,489,070
Cash and cash equivalents-beginning of period	133,644	1,490,686	1,490,686	1,616
Cash and cash equivalents-end of period	263,600	93,569	133,644	1,490,686
Cash paid during the period for:
Interest	51,000		51,000	117,500
Income taxes	9,580	44,844	70,768	24,589
Non cash investing and financing activities:
Common stock issued for acquisition		1,100,000	800,000	662,048
Common stock issued in settlement of related party payables				90,000
Common stock issued in settlement of debt				2,232,606
Common stock issued for prepaid services and long term license agreement			6,678,360	2,137,175
Beneficial conversion feature	1,000,000
Stock issued for prepaid services		1,667
Cancellation of shares	3,380,000			250
Cancellation of treasury shares				8,589
Changes in equity for offering costs accrued	101,387		525,000
Liability for offering costs				250,000
Shares issued for offering costs			3,000	4,274
Price protection guarantee				626,388
Accounts payable reclassified to related party debt	75,000
Derivative liability recorded as a debt discount	365,000		$ 510,000
Recognition of lease liability and ROU asset at lease commencement	$ 131,244